Non-Current Assets - Right-of-Use Assets - Schedule of Reconciliations of the Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of the Values [Line Items]
Balance	$ 460,300	$ 290,038
Additions		451,732
Early return of leased cars		(69,027)
Depreciation expense	(227,432)	(212,443)
Balance	232,868	460,300
Land and Buildings [Member]
Schedule of Reconciliations of the Values [Line Items]
Balance	379,523	172,881
Additions		356,444
Early return of leased cars
Depreciation expense	(190,953)	(149,802)
Balance	188,570	379,523
Motor Vehicle [Member]
Schedule of Reconciliations of the Values [Line Items]
Balance	80,777	117,157
Additions		95,288
Early return of leased cars		(69,027)
Depreciation expense	(36,479)	(62,641)
Balance	$ 44,298	$ 80,777